Redeemable Convertible Preferred Shares and Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preferred Shares and Shareholders [Abstract]
Schedule of Share Capital	As of December 31, 2024 and 2023, the share capital is composed of shares as follows:
	December 31, 2024
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	49,200,191	18,720,287	$865	$-

	December 31, 2023
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	16,987,315	5,276,184	$320	-
Preferred A Shares	1,343,233	755,566	$5,804	-
Preferred A-1 Shares	235,678	-	$-	-
Preferred A-2 Shares	257,062	-	$-	-
Preferred A-3 Shares	1,835,964	1,437,045	$9,882	-
Preferred B Shares	439,091	333,366	$2,292	-
Preferred C Shares	2,195,457	590,059	$8,967	$9,039
Preferred D Shares	2,195,457	1,587,881	$43,592	$64,152
Preferred D-1 Shares	1,602,684	-	$-	-
Preferred D-2 Shares	1,646,593	-	$-	-
Preferred D-3 Shares	878,183	-	$-	-
Preferred D-4 Shares	1,251,411	-	$-	-
Preferred D-5 Shares	768,410	-	$-	-
Preferred D-6 Shares	373,228	-	$-	-